Fees Summary	Nov. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,144,940
Previously Paid Amount	0
Total Fee Amount	7,217.89
Total Offset Amount	0
Net Fee	$ 7,217.89